Concentrations of Risk - Schedule of Percentage of Total Revenues Derived from Company's Largest Distributors (Detail) - Distributors Concentration Risk [Member] - Sales Revenue, Net [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Zimmer [Member]
Concentration Risk [Line Items]
Percentage of sales revenue	18.00%	21.00%	17.00%
Medtronic [Member]
Concentration Risk [Line Items]
Percentage of sales revenue	7.00%	8.00%	9.00%
Synthes [Member]
Concentration Risk [Line Items]
Percentage of sales revenue	4.00%	5.00%	4.00%